Total Capital and Net Income Per Common Unit (Tables)	6 Months Ended
Jun. 30, 2016
Partners' Capital [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Net (Loss) Income Per Common Unit

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Limited partners' interest in net (loss) income	(110,679)	93,282	(125,536)	69,573
Limited partners' interest in additional consideration for induced conversion of Series C Preferred Units	(36,960)	—	(36,960)	—
Limited partners' interest in deemed dividend on exchange of Series C Preferred Units	20,231	—	20,231	—
Limited partners' interest in net (loss) income for basic and diluted net (loss) income per common unit	(127,408)	93,282	(142,265)	69,573

Weighted average number of common units	107,794,323	92,413,598	107,424,853	92,402,772
Dilutive effect of unit based compensation	—	43,882	—	67,828
Common units and common unit equivalents	107,794,323	92,457,480	107,424,853	92,470,600

Limited partner's interest in net (loss) income per common unit
- basic	(1.18)	1.01	(1.32)	0.75
- diluted	(1.18)	1.01	(1.32)	0.75